Nuveen Global Real Estate Securities Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 79.9%
	Diversified – 7.2%
59	Activia Properties Inc, (2)	$241,266
730	Cofinimmo SA, (2)	110,698
80	Daiwa House REIT Investment Corp, (2)	234,933
1,096	Essential Properties Realty Trust Inc	30,600
2,715	Gecina SA, (2)	365,266
66,370	GPT Group, (2)	239,058
129,471	Home Reit PLC	189,277
183	Hulic Reit Inc, (2)	287,666
51,206	Land Securities Group PLC, (2)	477,256
143,688	LXI REIT Plc, (2)	266,149
45,231	Merlin Properties Socimi SA	464,834
59,226	Mirvac Group, (2)	125,634
376	Nomura Real Estate Master Fund Inc, (2)	541,167
2,096	PS Business Parks Inc	328,527
575	Star Asia Investment Corp, (2)	295,497
133,856	Stockland, (2)	424,480
71	Tokyu REIT Inc, (2)	117,719
8,718	VEREIT Inc	394,315
	Total Diversified	5,134,342
	Health Care – 4.8%
1,482	Aedifica SA, (2)	185,018
8,162	CareTrust REIT Inc	165,852
3,353	Healthcare Realty Trust Inc	99,852
3,344	Healthcare Trust of America Inc	99,183
13,025	Healthpeak Properties Inc	436,077
16,856	Medical Properties Trust Inc	338,300
3,072	Omega Healthcare Investors Inc	92,037
568	Sabra Health Care REIT Inc	8,361
84,043	Target Healthcare REIT PLC	129,999
18,270	Ventas Inc	1,008,687
10,530	Welltower Inc	867,672
	Total Health Care	3,431,038
	Hotels – 2.0%
18,168	Apple Hospitality REIT Inc	285,783

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Hotels (continued)
18,765	Host Hotels & Resorts Inc, (3)	$306,432
12,025	Pebblebrook Hotel Trust	269,480
15,381	RLJ Lodging Trust	228,562
414	Ryman Hospitality Properties Inc, (3)	34,652
15,014	Summit Hotel Properties Inc, (3)	144,585
2,994	Sunstone Hotel Investors Inc, (3)	35,748
6,982	Xenia Hotels & Resorts Inc, (3)	123,861
	Total Hotels	1,429,103
	Industrial – 14.2%
12,888	Americold Realty Trust	374,396
59,053	Ascendas Real Estate Investment Trust, (2)	130,163
27,903	Centuria Industrial REIT, (2)	74,190
86	CRE Logistics REIT Inc, (2)	160,010
17,654	Deutsche Industrie REIT AG	357,866
669	Dream Industrial Real Estate Investment Trust	8,557
11,075	Duke Realty Corp	530,160
1,363	EastGroup Properties Inc	227,117
279,953	Frasers Logistics & Commercial Trust, (2)	312,320
161	GLP J-Reit	265,018
9,015	Goodman Group, (2)	138,714
219	LaSalle Logiport REIT	368,952
22,877	Lexington Realty Trust	291,682
118,425	LondonMetric Property PLC, (2)	380,704
199,247	Mapletree Industrial Trust, (2)	407,171
45,094	Mapletree Logistics Trust, (2)	67,412
13	Mitsubishi Estate Logistics REIT Investment Corp, (2)	57,105
51	Nippon Prologis REIT Inc, (2)	170,445
25,634	Prologis Inc	3,215,273
13,200	Rexford Industrial Realty Inc	749,100
25,752	Segro PLC, (2)	413,676
31,213	Summit Industrial Income REIT	513,563
9,260	Terreno Realty Corp	585,510
64,315	Tritax Big Box REIT PLC, (2)	184,235
70,409	Urban Logistics REIT PLC	163,175
	Total Industrial	10,146,514
	Mortgage – 0.0%
907	Blackstone Mortgage Trust Inc	27,500
	Office – 8.3%
5,572	Alexandria Real Estate Equities Inc	1,064,642

Shares	Description (1)	Value
	Office (continued)
8,625	Allied Properties Real Estate Investment Trust	$273,881
2,494	Boston Properties Inc	270,225
11,921	Corporate Office Properties Trust	321,629
5,103	Cousins Properties Inc	190,291
203,033	Cromwell Property Group	116,107
31	Daiwa Office Investment Corp, (2)	209,204
43,048	Dexus, (2)	331,323
11,658	Douglas Emmett Inc	368,509
7,835	Franklin Street Properties Corp	36,354
107,286	GDI Property Group, (2)	89,108
18,416	Great Portland Estates PLC, (2)	184,843
1,527	Highwoods Properties Inc	66,974
100	Ichigo Office REIT Investment Corp, (2)	80,693
80	Japan Excellent Inc, (2)	97,960
9,522	JBG SMITH Properties	281,946
41	Kenedix Office Investment Corp, (2)	281,819
4,185	Kilroy Realty Corp	277,089
4,109	Mack-Cali Realty Corp, (3)	70,346
25	Nippon Building Fund Inc, (2)	162,419
3,790	NSI NV	140,485
21	Orix JREIT Inc, (2)	36,548
31,775	Paramount Group Inc	285,657
12,458	Piedmont Office Realty Trust Inc	217,143
162,275	Precinct Properties New Zealand Ltd, (2)	187,913
461	SL Green Realty Corp	32,657
5,492	Vornado Realty Trust	230,719
	Total Office	5,906,484
	Residential – 14.6%
38	Advance Residence Investment Corp	123,599
10,868	American Campus Communities Inc	526,555
19,157	American Homes 4 Rent, Class A	730,265
1,832	Apartment Income REIT Corp	89,420
5,212	AvalonBay Communities Inc	1,155,188
1,888	Camden Property Trust	278,423
2,874	Canadian Apartment Properties REIT	134,125
783	Centerspace	73,993
717	Equity LifeStyle Properties Inc	55,998
11,316	Equity Residential	915,691
1,771	Essex Property Trust Inc	566,260
14,429	Independence Realty Trust Inc	293,630

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Residential (continued)
7,843	Ingenia Communities Group, (2)	$36,909
10,838	InterRent Real Estate Investment Trust	143,155
21,655	Invitation Homes Inc	830,036
21,151	Killam Apartment Real Estate Investment Trust	354,855
4,203	Mid-America Apartment Communities Inc	784,910
26	NexPoint Residential Trust Inc	1,609
68	Nippon Accommodations Fund Inc	381,868
6,209	Sun Communities Inc	1,149,286
19,977	UDR Inc	1,058,381
26,451	UNITE Group PLC	387,764
5,636	Xior Student Housing NV	318,262
	Total Residential	10,390,182
	Retail – 11.3%
8,547	Acadia Realty Trust	174,444
2,169	Agree Realty Corp	143,653
21,071	Brixmor Property Group Inc	465,880
31,521	CapitaLand Integrated Commercial Trust, (2)	46,937
2,647	Federal Realty Investment Trust	312,319
50,984	Fortune Real Estate Investment Trust	50,692
191,353	Frasers Centrepoint Trust, (2)	318,466
80	Kenedix Retail REIT Corp, (2)	207,456
34,461	Kimco Realty Corp	715,066
23,035	Klepierre SA, (2)	515,143
74,650	Link REIT, (2)	639,253
8,794	National Retail Properties Inc	379,813
1,897	Phillips Edison & Co Inc	58,257
9,191	Realty Income Corp	596,128
86	Regency Centers Corp	5,790
6,917	Retail Properties of America Inc	89,091
20,803	RioCan Real Estate Investment Trust	355,422
7,793	RPT Realty	99,439
98,599	Shopping Centres Australasia Property Group, (2)	188,863
11,508	Simon Property Group Inc	1,495,695
5,648	SITE Centers Corp	87,205
5,313	Spirit Realty Capital Inc	244,610
793	Unibail-Rodamco-Westfield, (2), (3)	58,365
9,888	Urban Edge Properties	181,049
2,492	Urstadt Biddle Properties Inc	47,174
364,623	Vicinity Centres, (2)	431,069

Shares	Description (1)	Value
	Retail (continued)
76,343	Waypoint REIT, (2)	$149,748
	Total Retail	8,057,027
	Specialized – 17.5%
6,945	American Tower Corp	1,843,272
828	ARGAN SA	102,625
4,152	Big Yellow Group PLC	78,042
1,274	CoreSite Realty Corp	176,500
3,097	Crown Castle International Corp	536,772
6,094	CubeSmart	295,254
3,528	CyrusOne Inc	273,102
9,331	Digital Realty Trust Inc	1,347,863
2,408	Equinix Inc	1,902,633
4,705	Four Corners Property Trust Inc	126,376
11,748	Gaming and Leisure Properties Inc	544,167
5,778	Life Storage Inc	662,968
7,629	MGM Growth Properties LLC	292,191
2,563	National Storage Affiliates Trust	135,301
76,620	National Storage REIT, (2)	125,739
3,777	PotlatchDeltic Corp	194,818
7,163	Public Storage	2,128,127
1,002	Safehold Inc	72,034
30,632	Safestore Holdings PLC	432,960
787	SBA Communications Corp	260,159
31,560	VICI Properties Inc	896,620
2,343	Weyerhaeuser Co	83,340
	Total Specialized	12,510,863
	Total Real Estate Investment Trust Common Stocks (cost $49,103,671)	57,033,053

Shares	Description (1)	Value
	COMMON STOCKS – 20.0%
	Diversified Telecommunication Services – 0.9%
3,051	Cellnex Telecom SA, 144A	$188,369
38,766	Infrastrutture Wireless Italiane SpA, 144A, (2)	431,777
	Total Diversified Telecommunication Services	620,146
	Equity Real Estate Investment Trust – 0.2%
7,301	Flagship Communities REIT	132,148
4,321	Nexus Real Estate Investment Trust	43,565
	Total Equity Real Estate Investment Trust	175,713
	Health Care Providers & Services – 0.1%
8,732	Sienna Senior Living Inc	99,136

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 0.4%
1,752	Hyatt Hotels Corp, (3)	$135,079
7,773	Pandox AB, (3)	123,240
	Total Hotels, Restaurants & Leisure	258,319
	Household Durables – 0.4%
67,871	Cairn Homes PLC	89,625
4,559	PulteGroup Inc	209,349
	Total Household Durables	298,974
	IT Services – 0.1%
10,439	NEXTDC Ltd, (2), (3)	88,924
	Real Estate Management & Development – 17.9%
27,495	Amot Investments Ltd, (2)	194,291
44,225	Aroundtown SA, (2)	304,662
203,796	Capitaland Investment Ltd/Singapore, (3)	510,316
13,583	Castellum AB, (2)	331,592
4,244	Catena AB	229,788
10,964	Cibus Nordic Real Estate AB	259,247
10,541	Citycon Oyj, (2)	84,472
9,909	CK Asset Holdings Ltd, (2)	57,173
102,368	Corp Inmobiliaria Vesta SAB de CV	178,833
17,490	DIC Asset AG	309,161
33,550	Dios Fastigheter AB	327,283
20,684	ESR Cayman Ltd, 144A, (2), (3)	62,426
5,035	Fastighets AB Balder, (2), (3)	302,587
83,834	Grainger PLC, (2)	343,994
36,084	Hulic Co Ltd, (2)	401,849
11,928	Hysan Development Co Ltd	38,842
14,105	Instone Real Estate Group SE, 144A	402,745
30,074	Keihanshin Building Co Ltd, (2)	379,829
38,201	Kungsleden AB	504,000
289,020	Langham Hospitality Investments and Langham Hospitality Investments Ltd, (2), (3)	31,708
7,861	LEG Immobilien SE, (2)	1,110,396
58,812	Mitsubishi Estate Co Ltd, (2)	936,452
49,344	Mitsui Fudosan Co Ltd, (2)	1,172,161
99,194	New World Development Co Ltd, (2)	403,447
21,893	Samhallsbyggnadsbolaget i Norden AB	121,239
127,716	Sino Land Co Ltd, (2)	171,816
10,394	Sumitomo Realty & Development Co Ltd, (2)	379,913
69,166	Sun Hung Kai Properties Ltd, (2)	863,630
30,299	SYN prop e tech SA	57,251

Shares	Description (1)	Value
	Real Estate Management & Development (continued)
16,037	TAG Immobilien AG, (2)	$468,895
16,248	Tokyo Tatemono Co Ltd, (2)	257,323
7,810	Tricon Residential Inc	104,207
1,053	VGP NV	242,241
11,656	VIB Vermoegen AG	500,914
11,737	Vonovia SE	705,609
	Total Real Estate Management & Development	12,750,292
	Total Common Stocks (cost $13,128,051)	14,291,504
	Total Long-Term Investments (cost $62,231,722)	71,324,557

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.5%
	REPURCHASE AGREEMENTS – 0.5%
$381	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $380,620, collateralized by $370,600, U.S. Treasury Bonds, 2.250%, due 5/15/41, value $388,262	0.000%	10/01/21	$380,620
	Total Short-Term Investments (cost $380,620)			380,620
	Total Investments (cost $62,612,342) – 100.4%			71,705,177
	Other Assets Less Liabilities – (0.4)%			(297,414)
	Net Assets – 100%			$71,407,763
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Global Real Estate Securities Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$46,129,216	$10,903,837	$ —	$57,033,053
Common Stocks	5,512,187	8,779,317	—	14,291,504
Short-Term Investments:
Repurchase Agreements	—	380,620	—	380,620
Total	$51,641,403	$20,063,774	$ —	$71,705,177

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust